SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Net operating losses	$ 584,462	$ 1,497,239
Total deferred tax assets	584,462	1,497,239
Less: Valuation allowance	(584,462)	(1,497,239)	$ (1,574,555)	$ (1,372,010)
Total deferred tax assets, net of valuation allowance